Lease Liability (Tables)	12 Months Ended
Jun. 30, 2025
Lease Liability [Abstract]
Schedule of Lease Liability
	30 June 2025 $	30 June 2024 $
Lease liability – Current	11,870	9,842
Lease liability – Non-Current	14,208	23,796
	26,078	33,638

Schedule of Long Term Agreement for the Lease

ECM Lithium has entered into a long term agreement for the lease of a vehicle effective 1 August 2022 expiring on 31 July 2027.

		Less than 6 months $	6 – 12 months $	Between 1 and 2 years $	Between 2 and 5 years $	Total contractual cashflows $	Carrying amount of lease liabilities $
Lease liability
	2025	6,932	6,932	15,019	-	28,883	26,078
	2024	16,072	16,072	32,144	-	64,288	33,638